EMPLOYEE BENEFITS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits
Actuarial losses and (gains)	R$ (392,687)	R$ 186,665	R$ (444,480)
Return on plan assets (less interest income)	33,322	(62,338)	138,489
Change in the asset’s limit (excluding interest income)	348,800	(109,355)	175,440
Total cost of actuarial losses and (gains)	R$ (10,565)	R$ 14,972	R$ (130,551)